Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	mnfi6_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2012 to the combined Prospectus (the “Prospectus”) dated May 1, 2012 as amended May 23, 2012 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series	New York Tax Exempt Series
Global Fixed Income Series	Ohio Tax Exempt Series
Financial Services Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 1, 2012, the shares of the High Yield Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares of the High Yield Bond Series, and shares of the Real Estate Series, formerly known as Class A shares, have been redesignated as Class S shares of the Real Estate Series. Class S Shares of the High Yield Bond Series and Real Estate Series are offered in a separate prospectus. Accordingly, effective August 1, 2012, shares of the High Yield Bond Series and Real Estate Series are no longer offered in the Prospectus, and all references to the High Yield Bond Series and Real Estate Series in the Prospectus are hereby deleted.

High Yield Bond Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi6_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2012 to the combined Prospectus (the “Prospectus”) dated May 1, 2012 as amended May 23, 2012 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series	New York Tax Exempt Series
Global Fixed Income Series	Ohio Tax Exempt Series
Financial Services Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 1, 2012, the shares of the High Yield Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares of the High Yield Bond Series, and shares of the Real Estate Series, formerly known as Class A shares, have been redesignated as Class S shares of the Real Estate Series. Class S Shares of the High Yield Bond Series and Real Estate Series are offered in a separate prospectus. Accordingly, effective August 1, 2012, shares of the High Yield Bond Series and Real Estate Series are no longer offered in the Prospectus, and all references to the High Yield Bond Series and Real Estate Series in the Prospectus are hereby deleted.

Real Estate Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi6_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2012 to the combined Prospectus (the “Prospectus”) dated May 1, 2012 as amended May 23, 2012 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series	New York Tax Exempt Series
Global Fixed Income Series	Ohio Tax Exempt Series
Financial Services Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 1, 2012, the shares of the High Yield Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares of the High Yield Bond Series, and shares of the Real Estate Series, formerly known as Class A shares, have been redesignated as Class S shares of the Real Estate Series. Class S Shares of the High Yield Bond Series and Real Estate Series are offered in a separate prospectus. Accordingly, effective August 1, 2012, shares of the High Yield Bond Series and Real Estate Series are no longer offered in the Prospectus, and all references to the High Yield Bond Series and Real Estate Series in the Prospectus are hereby deleted.